Banking facilities (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014		Mar. 31, 2013
Including sub-limit of:
Bank overdrafts(3)(4)	$ 630		$ 180
Terms of Banking Facilities-Repayment Terms
Import and export facilities
Combined limit
Including sub-limit of:
Notes payable (1)(2)		[1],[2]
Bank overdrafts(3)(4)		[3],[4]
Factoring
Other facilities
Export Documentary Credits
Term Loan(5)		[5],[6]
Total
Terms of Banking Facilities-Interest Rate
Import and export facilities
Combined limit
Including sub-limit of:
Bank overdrafts(3)(4)		[3],[4]
Factoring
Other facilities
Export Documentary Credits
Term Loan(5)		[5],[6]
Total
Amount Unutilized
Import and export facilities
Combined limit	2,451		3,366
Including sub-limit of:
Notes payable (1)(2)	1,960	[1],[2]	2,211	[1],[2]
Bank overdrafts(3)(4)	11	[3],[4]	461	[3],[4]
Factoring	1,854		2,068
Other facilities
Export Documentary Credits	1,923		1,923
Term Loan(5)	847	[5],[6]	898	[5],[6]
Total	5,221		6,187
Amount Utilized
Import and export facilities
Combined limit	3,703		2,788
Including sub-limit of:
Notes payable (1)(2)	2,527	[1],[2]	2,276	[1],[2]
Bank overdrafts(3)(4)	630	[3],[4]	180	[3],[4]
Factoring	546		332
Other facilities
Export Documentary Credits
Term Loan(5)	1,774	[5],[6]	1,025	[5],[6]
Total	5,477		3,813
Amount Available
Import and export facilities
Combined limit	6,154		6,154
Including sub-limit of:
Notes payable (1)(2)	4,487	[1],[2]	4,487	[1],[2]
Bank overdrafts(3)(4)	641	[3],[4]	641	[3],[4]
Factoring	2,400		2,400
Other facilities
Export Documentary Credits	1,923		1,923
Term Loan(5)	2,621	[5],[6]	1,923	[5],[6]
Total	$ 10,698		$ 10,000

[1]	(1) HIBOR*+1.5%
[2]	(2) Repayable in full within 120 days
[3]	(3) Prime rate + 1%
[4]	(4) Repayable on demand
[5]	(5) HIBOR* +2.25%
[6]	Revolving loan is repayable in 90 days. Term loan is repayable monthly over the 3-year term.